Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of (Benefit from) Provision for Income Taxes

The (benefit from) provision for income taxes attributable to income before income taxes consisted of:

	December 31,
(in millions)	2017	2016	2015
Current
Federal	$0.6	$1.0	$0.8
State and local	4.3	2.6	1.6
	4.9	3.6	2.4
Deferred
Federal	(38.9)	11.3	9.8
State and local	(1.0)	(0.9)	(1.9)
	(39.9)	10.4	7.9
Total (benefit from) provision for income taxes	$(35.0)	$14.0	$10.3

Schedule of Effective Income Tax Reconciliation

The Company’s provision for income taxes was different from the amount computed by applying the statutory federal income tax rate of 35% to the underlying income before income taxes as a result of the following:

	December 31,
(in millions)	2017	2016	2015
Income before income taxes	$46.8	$36.2	$29.9
U.S. statutory tax rate	35.0%	35.0%	35.0%
Taxes at the U.S. statutory rate	16.4	12.7	10.5
Tax effected differences
State and local taxes, net of federal benefit	1.9	1.5	1.3
Excess tax deductions on share-based payments	(1.0)	-	-
Change in valuation allowance	-	-	(0.1)
Change in tax rates	(52.1)	(0.4)	(1.7)
Change in uncertain tax positions	(0.4)	-	-
Other, net	0.2	0.2	0.3
Total (benefit from) provision for income taxes	$(35.0)	$14.0	$10.3

Components of Deferred Taxes

Deferred taxes consisted of the following:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Net operating loss carryforwards	$0.3	$21.3
Deferred compensation	1.4	0.1
Stock-based compensation	4.5	6.2
Fixed asset depreciation	0.4	0.8
Accrued expenses	0.3	0.4
Credits	2.8	3.3
Other assets	1.1	2.0
Deferred tax assets	10.8	34.1
Valuation allowance	(0.3)	(0.3)
Net deferred tax assets	10.5	33.8
Deferred tax liabilities
Goodwill and intangible assets	(110.7)	(173.9)
Net deferred tax liability	$(100.2)	$(140.1)
Recognized as
Deferred income taxes, noncurrent	$(100.2)	$(140.1)
	$(100.2)	$(140.1)

Schedule of Changes in Gross Unrecognized Tax Benefits

The following table reflects changes in the gross unrecognized tax benefits:

	December 31,
(in millions)	2017	2016	2015
Gross unrecognized tax benefits-beginning of period	$0.4	$0.4	$0.5
Decreases related to prior year tax positions	(0.4)	-	(0.1)
Increases related to current year tax provisions	1.7	-	-
Gross unrecognized tax benefits-end of period	$1.7	$0.4	$0.4